Related Party and Dow Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party and Dow Transactions

NOTE 18—RELATED PARTY AND DOW TRANSACTIONS

In conjunction with the Acquisition, the Company entered into certain agreements with Dow, including a five-year Master Outsourcing Services Agreement (“MOSA”) and certain Site and Operating Service Agreements. The MOSA provides for ongoing services from Dow in areas such as information technology, human resources, finance, environmental health and safety, training, supply chain and purchasing. Effective June 1, 2013, the Company entered into a Second Amended and Restated Master Outsourcing Services Agreement (“SAR MOSA”). The SAR MOSA replaces, modifies and extends the earlier MOSA, extending the term through December 31, 2020 and which automatically renews for two year periods unless either party provides six months’ notice of non-renewal to the other party. The services provided pursuant to the SAR MOSA generally are priced per function, and the Company has the ability to terminate the services or any portion thereof, for convenience any time after June 1, 2015, subject to payment of termination charges. Services which are “highly integrated” follow a different process for evaluation and termination. In addition, either party may terminate for cause, which includes a bankruptcy, liquidation or similar proceeding by the other party, for material breach which is not cured, or by Dow in the event of our failure to pay for the services thereunder. In the event of a change of control, as defined in the agreement, Dow has the right to terminate the SAR MOSA. As of December 31, 2014, the estimated minimum contractual obligations under the SAR MOSA, excluding the impacts of inflation, are $20.0 million through June 2015 and $32.0 million thereafter.

In addition, the Company entered into certain Site and Operating Service Agreements. Under the Site Services Agreements (“SSAs”), Dow provides the Company utilities and other site services for Company-owned plants. Under the Operating Services agreements the Company provides services to Dow and receives payments for the operation of a Dow-owned plant. Similar to the above SAR MOSA, effective June 1, 2013, the Company entered into Second Amended and Restated Site Services Agreements (“SAR SSAs”). The SAR SSAs replace, modify and extend the original SSAs. These agreements generally have 25-year terms, with options to renew. These agreements may be terminated at any time by agreement of the parties, or, by either party, for cause, including a bankruptcy, liquidation or similar proceeding by the other party, or under certain circumstances for a material breach which is not cured. In addition, the Company may terminate for convenience any services that Dow has agreed to provide that are identified in any site services agreement as “terminable” with 12 months prior notice to Dow, dependent upon whether the service is highly integrated into Dow operations. Highly integrated services are agreed to be nonterminable. With respect to “nonterminable” services that Dow has agreed to provide to the Company, such as electricity and steam, the Company generally cannot terminate such services prior to the termination date unless the Company experiences a production unit shut down for which Dow is provided with 15-months prior notice, or upon payment of a shutdown fee. Upon expiration or termination, the Company would be obligated to pay a monthly fee to Dow, which obligation extends for a period of 45 (in the case of expiration) to 60 months (in the case of termination) following the respective event of each site services agreement. The agreements under which Dow receives services from the Company may be terminated under the same circumstances and conditions.

For the years ended December 31, 2014, 2013 and 2012, the Company incurred a total of $282.5 million, $303.2 million and $317.6 million in expenses under these agreements, respectively, including $233.7 million, $235.1 million and $214.5 million, for both the variable and fixed cost components of the Site Service Agreements, respectively, and $48.8 million, $68.1 million and $103.1 million covering all other agreements, respectively.

In connection with the Acquisition, certain of the Company’s affiliates entered into a latex joint venture option agreement (the “Latex JV Option Agreement”) with Dow, pursuant to which Dow was granted an irrevocable option to purchase 50% of the issued and outstanding interests in a joint venture to be formed by Dow and the Company’s affiliates with respect to the SB Latex business in Asia, Latin America, the Middle East, Africa, Eastern Europe, Russia and India. On May 30, 2014, the Company’s affiliates entered into an agreement with Dow to terminate the Latex JV Option Agreement, Dow’s rights to the option, and all other obligations thereunder, in exchange for a termination payment of $32.5 million. This termination payment was made on May 30, 2014, and the termination of the Latex JV Option Agreement became effective as of such date. This termination payment was recorded as an expense within “Other expense (income), net” in the consolidated statements of operations for the year ended December 31, 2014.

In addition, the Company has transactions in the normal course of business with Dow and its affiliates. For the years ended December 31, 2014, 2013, and 2012, sales to Dow and its affiliated companies were approximately $343.8 million, $294.7 million and $311.4 million, respectively. For the years ended December 31, 2014, 2013, and 2012, purchases (including MOSA and SSA services) from Dow and its affiliated companies were approximately $2,196.0 million, $2,336.5 million and $2,654.7 million, respectively.

As of December 31, 2014 and 2013, receivables from Dow and its affiliated companies were approximately $18.7 million and $31.6 million, respectively, and are included in “Accounts receivable, net of allowance” in the consolidated balance sheets. As of December 31, 2014 and 2013, payables to Dow and its affiliated companies were approximately $156.9 million and $218.9 million, respectively, and are included in “Accounts payable” in the consolidated balance sheet.

In connection with the Acquisition, the Company entered into the Advisory Agreement wherein Bain Capital provides management and consulting services and financial and other advisory services to the Company. The Advisory Agreement terminated upon consummation of the Company’s IPO in June 2014 and pursuant to the terms of the Advisory Agreement, the Company paid $23.3 million of termination fees representing acceleration of the advisory fees for the remainder of the original term. The termination fee was paid in June 2014 using the proceeds from the IPO, and was recorded as an expense within “Selling, general and administrative expenses” in the consolidated statement of operations for the year ended December 31, 2014. Bain Capital will continue to provide an immaterial level of ad hoc advisory services for the Company going forward. In conjunction with the above, we paid Bain Capital fees (including out-of-pocket expenses) of $2.4 million, $4.7 million, and $4.6 million for the years ended December 31, 2014, 2013, and 2012, respectively (excluding the termination fees noted above).

Bain Capital also provides advice pursuant to a 10-year Transaction Services Agreement with fees payable equaling 1% of the transaction value of each financing, acquisition or similar transaction. In connection with the IPO, Bain Capital received $2.2 million of transaction fees, which were recorded within “Additional paid-in-capital” in the consolidated balance sheets as of December 31, 2014 (see Note 12). Bain Capital also received fees of approximately $13.9 million related to the issuance of the Senior Notes and the amendment to the Senior Secured Credit Facility in January 2013, which were included in the financing fees capitalized and included in “Deferred charges and other assets” in the consolidated balance sheet (see Note 10 for further discussion).

Total fees incurred from Bain Capital for these management and transaction advisory services, including fees related to the Acquisition and the Company’s financing arrangements, were $27.9 million, $18.6 million, and $4.6 million, respectively, for the years ended December 31, 2014, 2013, and 2012.